Schedule of Restatement on Statements of Operations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	$ 30	$ 580	$ 435	$ 2,350	$ 2,048	$ 2,421
Operating Expenses:
Cost of revenues				116	144	439
Sales and marketing	96,674	252,957	148,440	521,674	855,270	224,088
Research and development	49,665	192,105	87,087	317,986	513,088	567,408
General and administrative	359,827	258,101	581,755	583,055	395,624	418,940
Depreciation and amortization	22,925	5,690	40,163	8,097	29,398	2,160
Total Operating Expenses	529,091	708,853	857,445	1,430,928	2,521,078	1,213,035
Loss From Operations	(529,061)	(708,273)	(857,010)	(1,428,578)	(2,519,030)	(1,210,614)
Other Income (Expense):
Expense for liquidated damages		(190,806)		(366,923)	(731,652)	(268,202)
Interest expense	1,288	(22,856)	1,288	(35,224)	(73,498)	(25,865)
Total Other Income (Expense)	1,288	(213,662)	1,288	(402,147)	(805,150)	(294,067)
Net Loss Before Income Taxes	(527,773)	(921,935)	(855,722)	(1,830,725)	(3,324,180)	(1,504,681)
Provision for Income Taxes (Benefit)
Net Loss	(527,773)	(921,935)	(855,722)	(1,830,725)	(3,324,180)	(1,504,681)
Net Loss Attributable to Common Stockholders	$ (550,717)	$ (924,430)	$ (881,432)	$ (1,835,667)	$ (3,324,180)	$ (1,504,681)
Net Income (Loss) Per Common Share:
Basic	$ (0.07)	$ (0.13)	$ (0.11)	$ (0.26)	$ (0.47)	$ (0.24)
Diluted	$ (0.07)	$ (0.13)	$ (0.11)	$ (0.26)	$ (0.47)	$ (0.24)
Weighted Average Common Shares Outstanding:
Basic	7,724,297	7,118,933	7,704,580	7,118,933	7,123,001	6,215,753
Diluted	7,724,297	7,118,933	7,704,580	7,118,933	7,123,001	6,215,753
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues						$ 2,421
Operating Expenses:
Cost of revenues						439
Sales and marketing						224,088
Research and development						567,408
General and administrative						418,940
Depreciation and amortization						2,160
Total Operating Expenses						1,213,035
Loss From Operations						(1,210,614)
Other Income (Expense):
Expense for liquidated damages
Interest expense						(11,151)
Total Other Income (Expense)						(11,151)
Net Loss Before Income Taxes						(1,221,765)
Provision for Income Taxes (Benefit)
Net Loss						(1,221,765)
Net Loss Attributable to Common Stockholders						$ (1,221,765)
Net Income (Loss) Per Common Share:
Basic						$ (0.20)
Diluted						$ (0.20)
Weighted Average Common Shares Outstanding:
Basic						6,215,753
Diluted						6,215,753
Revision of Prior Period, Error Correction, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues
Operating Expenses:
Cost of revenues
Sales and marketing
Research and development
General and administrative
Depreciation and amortization
Total Operating Expenses
Loss From Operations
Other Income (Expense):
Expense for liquidated damages						(268,202)
Interest expense						(14,714)
Total Other Income (Expense)						(282,916)
Net Loss Before Income Taxes						(282,916)
Provision for Income Taxes (Benefit)
Net Loss						(282,916)
Net Loss Attributable to Common Stockholders						$ (282,916)
Net Income (Loss) Per Common Share:
Basic						$ (0.04)
Diluted						$ (0.04)